Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401
Supplement dated March 31, 2023
to the
Performance Trust Credit Fund (the “Fund”)
Summary Prospectus and Prospectus
dated December 29, 2022

Effective March 31, 2023, Mr. Michael Isroff has been added as a portfolio manager of the Fund.

Accordingly, the following disclosures in the Fund’s Summary Prospectus and Prospectus, each dated December 29, 2022, are hereby amended to reflect the addition of Mr. Isroff as a portfolio manager:

Summary Prospectus and Prospectus

The disclosure under the section titled “Management – Portfolio Manager” on page 8 of the Summary Prospectus and page 19 of the Prospectus is amended to read as follows:

Portfolio Managers
The following individuals serve as portfolio managers of the Fund:

Name	Primary Title	Year Service Began
Anthony J. Harris, CPA	Senior Portfolio Manager	2021
G. Michael Plaiss, CFA	Senior Portfolio Manager	2021
Lars Anderson, CFA	Portfolio Manager	2021
Michael Isroff	Portfolio Manager	2023

Prospectus

The disclosure under the section titled “Management of the Funds – Portfolio Managers” beginning on page 31 is amended to include the following:

Michael Isroff
Mr. Isroff serves as a member of the Adviser’s portfolio management team. He joined the Adviser in March 2015 and became a Portfolio Manager in March 2023. Mr. Isroff is responsible for portfolio construction and security selection with an emphasis on commercial mortgage-backed securities. Prior to joining the Adviser, Mr. Isroff was a Senior Manager for Deloitte where he advised clients on commercial real estate acquisitions, real estate mergers and loan workouts. From 2003 to 2008, he was a member of the acquisitions team for Pearlmark Real Estate Partners (formerly Transwestern Investment Company), a real estate private equity firm based in Chicago. In total, Mr. Isroff has been directly involved, as both a principal and an advisor, in the closing of over $3.0B in commercial real estate transactions across all major property types. Mr. Isroff earned a Bachelor of Science degree from University of Kansas and received his Juris Doctorate from DePaul University College of Law.

Please retain this supplement with your Summary Prospectus and
Prospectus dated December 29, 2022.

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401
Supplement dated March 31, 2023
to the
Performance Trust Credit Fund (the “Fund”)
Statement of Additional Information (“SAI”)
dated December 29, 2022, as supplemented

Effective March 31, 2023, Mr. Michael Isroff has been added as a portfolio manager of the Fund.

Accordingly, the following disclosures in the Fund’s SAI dated December 29, 2022, as amended are hereby supplemented to reflect the addition of Mr. Isroff as a portfolio manager:

The section titled “Management of the Funds – Portfolio Managers,” beginning on page 42 is amended to read as follows:

Portfolio Managers
As stated in the Prospectus, G. Michael Plaiss and Mark Peiler are the Portfolio Managers for the Municipal Bond Fund, Anthony J. Harris and G. Michael Plaiss are the Senior Portfolio Managers for the Strategic Bond Fund and Anthony J. Harris and G. Michael Plaiss are the Senior Portfolio Managers for the Credit Fund and Lars Anderson and Michael Isroff are Portfolio Managers for the Credit Fund (collectively, the “Portfolio Managers”). Mr. Plaiss and Mr. Peiler are jointly responsible for the day-to-day management of the Municipal Bond Fund’s investment portfolio. Mr. Harris and Mr. Plaiss are jointly responsible for the day-to-day management of the Strategic Bond Fund’s investment portfolio. Mr. Harris, Mr. Plaiss, Mr. Anderson and Mr. Isroff are jointly responsible for the day-to-day management of the Credit Fund’s investment portfolio.

Other Accounts Managed
The following provides information regarding other accounts managed by the Portfolio Managers as of August 31, 2022:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance

Anthony J. Harris
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$16,631,852	0	$0

G. Michael Plaiss
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$17,486,792	0	$0

Lars Anderson
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Mark Peiler
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Michael Isroff*
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
*    Information for Mr. Isroff is provided as of March 31, 2023.

Material Conflicts of Interest
The Portfolio Managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with the management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Managers could favor one account over another. Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Portfolio Manager Compensation
The Adviser compensates the Portfolio Managers for their management of the Funds. Portfolio Managers are compensated with a cash salary based on industry standards, and a discretionary bonus. The bonus incentives are tied primarily to investment performance and related goals.

Ownership of Securities in the Funds by the Portfolio Managers
As of August 31, 2022, the Portfolio Managers beneficially owned securities in the Funds as shown below:

Dollar Range of Equity Securities in the Funds
Name of Portfolio Manager	Strategic Bond Fund	Municipal Bond Fund	Credit Fund
Anthony J. Harris	$50,001 - $100,000	$10,001 - $50,000	$10,001 - $50,000
G. Michael Plaiss	$50,001 - $100,000	None	None
Lars Anderson	None	None	None
Mark Peiler	$100,001 - $500,000	$10,001 - $50,000	$10,001 - $50,000
Michael Isroff*	$50,001 - $100,000	None	None
*    Information for Mr. Isroff is provided as of March 31, 2023.

Please retain this supplement with your SAI dated December 29, 2022.